Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss)	$ (340,063)	$ 98,562
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Total comprehensive (loss) earnings	(343,071)	98,562
Comprehensive income attributable to [abstract]
Equity holders of the Company	(344,756)	97,428
Non-controlling interests	$ 1,685	$ 1,134